Remuneration of the board of directors and senior management	12 Months Ended
Dec. 31, 2025
Remuneration of the board of directors and senior management [Abstract]
Disclosure of remuneration of the board of directors and senior management explanatory [Text Block]
6.7. REMUNERATION OF THE BOARD OF DIRECTORS AND SENIOR MANAGEMENT
6.7.1. Directors’ remuneration in their capacity as such (i.e. for their membership of the Board)
Under the Company’s current remuneration scheme, regulated by Article 8.5 of its Articles of Association, the Company has a policy in respect of the remuneration of Executive Directors and Non-Executive Directors. This policy, whether or not combined for Executive Directors and Non-Executive Directors, is proposed by the Board for adoption by the General Meeting.
The new Directors’ Remuneration Policy adopted by the General Meeting of Ferrovial SE on April 24, 2025, and applicable retroactively from January 1, 2025, introduced the following amendments to the Directors’ remuneration in their capacity as such:
•The maximum amount of the annual remuneration for all Directors is set at EUR 2,280,000 for the duration of the Policy (vs EUR 1,900,000 in the former Directors’ Remuneration Policy).
•The Directors’ remuneration comprises the following elements: (i) a fixed allocation, paid on a quarterly basis; (ii) attendance fees for effective attendance to the Board and Committee meetings; and (iii) payment in shares: Directors may receive up to a maximum of 20% of their total annual gross remuneration in shares instead of cash. The award of these shares is not linked to any performance metrics and are awarded for long-term investment purposes, subject to a holding period of the earlier of 3 years or the end of their term as Directors
The remuneration of Directors shall be reasonable in proportion to the importance of the Company, the financial situation in which it finds itself at each moment and the market standards at comparable companies. It should be sufficient to attract and retain Directors with the desired profile and compensate the commitment, abilities and responsibility that the post demands, but not so high as to compromise the independent judgment of the Non-Executive Directors. On the same date, these financial statements are approved, the Board of Directors approves a Remuneration Report which is published on the Company’s website as part of the Management Report. The report describes in greater detail aspects of the Company's remuneration policy applicable in the current year, providing an overview of how it has been applied in 2025. The table below shows the itemized remuneration of the members of the Board of Directors in their capacity as such accrued during 2025 and 2024.
Should more meetings be held than initially envisaged or, for any other reason, the total maximum annual amount for all Directors be exceeded, the difference will be deducted first from the fixed allocation, proportionally for each Director according to his or her status. If the sum of the attendance fees and the fixed allocation does not reach the said maximum annual amount, the difference (the “remainder”) may be distributed among the Directors on a pro rata basis according to their term of office during the year, if so decided by the Board.
The difference between the amounts of attendance fees and fixed allocation in 2025 and 2024 is due to: (i) the increase in the amount of these elements in 2025 as per the new Director’s Remuneration Policy; and (ii) there were more meetings in 2024 than in 2025.
This table does not include remuneration received by the Executive Directors for discharging executive duties at the Company, as described in Note 6.7.2.

2025
DIRECTOR (Thousand euro) (a)	FIXED ALLOCATION (b)	ATTENDANCE FEES	TOTAL (c)	NET NUMBER OF SHARES RECEIVED (d)
Rafael del Pino	174	113	287	428
Oscar Fanjul	160	83	243	469
Ignacio Madridejos	119	56	175	261
María del Pino	119	56	175	338
José Fernando Sánchez-Junco	119	66	185	357
Philip Bowman	119	56	175	338
Hanne Sorensen	119	44	163	242
Bruno Di Leo	119	55	174	335
Juan Hoyos	119	56	175	338
Gonzalo Urquijo	119	64	183	353
Hildegard Wortmann	119	49	168	324
Alicia Reyes	119	56	175	338
TOTAL	1,524	756	2,280	4,121
(a) The amounts in the table are rounded up.
(b) The fixed allocation includes the pro rata distribution of the remainder.
(c) The Directors’ remuneration for 2025 (EUR 2,280 thousands gross) also comprises the value of the shares delivered. The net number of shares delivered to Directors amounts to 4,121 shares.
(d) As adopted by the Board, the gross value of the shares each Director is entitled to receive represents 16.7% of the Directors’ total annual gross remuneration.

2024
DIRECTOR (Thousand euro) (a)	FIXED ALLOCATION	PER DIEMS	SUPLEMENTARIY FIXED ALLOCATION (b)	TOTAL
Rafael del Pino	35	103	107	245
Oscar Fanjul	35	76	96	206
Ignacio Madridejos	35	51	61	148
María del Pino	35	51	61	148
José Fernando Sánchez-Junco	35	58	61	154
Philip Bowman	35	49	61	145
Hanne Sorensen	35	35	61	131
Bruno Di Leo	35	49	61	145
Juan Hoyos	35	51	61	148
Gonzalo Urquijo	35	56	61	152
Hildegard Wortmann	35	36	61	132
Alicia Reyes	35	49	61	145
TOTAL	420	665	815	1,900
(a)The amounts in the table are rounded up
(b)The supplementary fixed allocation includes the pro rata distribution of the remainder.
6.7.2. Individual executive directors' remuneration
a) Remuneration accrued in 2025, 2024 and 2023
In 2025, the following remuneration accrued to the executive directors for the performance of their functions, irrespective of the remuneration referred to in the preceding section.
The 2025 information is shown in the following table:

2025
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,650	1,600	3,250
Variable remuneration	3,053	2,298	5,351
Life insurance premiums	12	7	19
Other remuneration in kind	3	31	34
Plans linked to shares (1)	2,049	2,049	4,098
Total 2025	6,767	5,985	12,752
*Remuneration as executive directors
(1) In March 2025, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2022 , after deducting the applicable withholding taxes. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch Authority for the Financial Markets -AFM- (De Autoriteit Financiële Markten) on 19 March 2025.
With respect the remuneration as recorded as expense by the Company in financial year 2025, the Company recorded an expense for the share-based compensation plans under IFRS 2 in fiscal year 2025 relating to the 2022, 2023, 2024, and 2025 Performance Share Plans, amounting to EUR 1,235 thousand for the Chairman and EUR 1,827 thousand for the Chief Executive Officer.
The 2024 information is shown in the following table:

2024
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,450	2,950
Variable remuneration	2,786	2,097	4,883
Life insurance premiums	11	7	18
Other remuneration in kind	3	36	39
Plans linked to shares (1)	1,946	1,946	3,892
Total 2024	6,246	5,536	11,782
*Remuneration as executive directors
(1) In March 2024, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2021, after deducting the applicable withholding taxes. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch regulator, the AFM (Autoriteit Financiële Markten), both on 14 March 2024.
The 2023 information is shown in the following table:

2023
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,313	2,813
Variable remuneration	2,809	1,926	4,735
Life insurance premiums	10	5	15
Other remuneration in kind	3	13	16
Plans linked to shares (1)	795	795	1,590
Total 2023	5,117	4,052	9,169
*Remuneration as executive directors
(1) In March 2023, a number of shares were delivered based on the level of attainment of the metrics corresponding to the units granted in 2020, after deducting the applicable withholding taxes. The Spanish Regulator, the CNMV, was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 13/3/2023 and 9/3/2023, respectively (at that time, Ferrovial shares were only traded on the Spanish Stock Exchanges).
(2) EUR 1,150 thousand until June 15, 2023 and EUR 1,450 thousand from June 16, 2023 onwards.
b) Share-based remuneration schemes
There follows a breakdown of the share-based remuneration schemes linked to objectives, entitlement to which has not yet vested:

EXECUTIVE DIRECTORS’ PLAN AT 31.12.2025		UNITS	NO. OF VOTING RIGHTS	% NO. OF VOTING RIGHTS
Rafael del Pino y Calvo-Sotelo	2023 allocation	50,680	50,680	0.007%
	2024 allocation	39,241	39,241	0.005%
	2025 allocation	32,458	32,458	0.004%
Ignacio Madridejos Fernández	2023 allocation	69,925	69,925	0.009%
	2024 allocation	61,441	61,441	0.008%
	2025 allocation	50,820	50,820	0.006%

6.7.3. Pension funds and plans for life insurance premiums
In 2025, no amounts were set aside or accrued by us or our subsidiaries to provide for pensions retirement or similar benefits for former or current members of the Company’s Board of Directors or for directors of the Company who are members of other Boards of Directors and/or senior managers of Group companies and associates, except in limited cases in accordance with certain local legal requirements or common market practices and any related contributions were immaterial in amount, and a contribution to a group savings insurance policy under which the Company is both the policy holder and beneficiary in relation to an extraordinary remuneration scheme described in Note 6.7.6. on other disclosures on remuneration.
As regards life insurance premiums, the Company has insurance policies covering death (for which premiums totaling EUR 19 thousand were paid in 2025; EUR 18 thousand in 2024), under which the executive directors are beneficiaries. No life insurance premiums were paid for Company directors who are members of other Boards of Directors and/or senior managers of Group companies or associates.
Lastly, the Company has arranged a third-party liability insurance policy covering the directors and managers of the Group companies parented by the Company. The insured parties include the Company’s directors. The premium paid in 2025 under the aforementioned insurance policy amounted to EUR 1,594 thousand (EUR 1,757 thousand in 2024).
6.7.4. Advances and loans
At 31 December 2025, no advances or loans had been granted by the Company to the directors in their capacity as such or as members of other Boards of Directors or senior managers of Group companies or associates.
6.7.5. Senior management remuneration
The overall remuneration accrued to the Company’s senior managers in 2025 is analyzed below:

SENIOR MANAGEMENT REMUNERATION (Thousand euro)	2025	2024
Fixed remuneration	6,054	5,793
Variable remuneration	7,210	6,205
Performance-based share plan	6,776	5,638
Remuneration as members of administrative bodies of other Group companies, jointly-controlled entities or associates	43	39
Insurance premiums	18	20
Separation of members of the Senior Management (1)	5,099	226
Expatriates´ payments	2,614	1,433
Total	27,814	19,355
(1) amount subject to personal income tax.
The remuneration shown corresponds to the holders of the following positions in all or part of 2025: Chief Legal and Compliance Officer, Chief Financial Officer, Chief Human Resources Officer, Chief Investment Officer, Chief Construction Officer, Chief Airports Officer, Chief Highways Officer, Chief Energy Officer, Chief Mobility & Services Officer, Chief Information and Innovation Systems Officer, Chief Audit and Risk Officer, Chief Communications and Corporate Responsibility Officer, Chief Sustainability Officer and Chief Digital Infrastructure Officer. The remuneration of the members of senior management who have been Executive Directors at the same time is not included, since it is indicated in the Note 6.7.2.
The Company has also implemented a “Flexible Remuneration Scheme”, which allows employees to voluntarily change their remuneration package based on personal needs, replacing a portion with certain benefits in kind. These products include a life and retirement savings group insurance scheme. Participants may request that a portion of their gross annual remuneration be paid by the Company in the form of a premium under a life and retirement savings group insurance policy. The senior managers requested contributions totaling EUR 35 thousand from the Company, replacing the remuneration shown in the table above (EUR 137 thousand in 2024).
6.7.6. Other disclosures on remuneration
The agreements between the Company and the senior managers specifically provide for the right to receive the indemnities in the event of unfair dismissal.
In order to encourage loyalty and continuity, a deferred remuneration scheme was granted to twelve senior managers, including one executive director. The scheme consists of extraordinary remuneration that will only be paid in one of the following circumstances:
•Exit of the senior manager by mutual agreement upon reaching a certain age.
•Unfair dismissal or exit at the Company’s discretion without cause for dismissal, before the senior manager reaches the age initially agreed, if the amount exceeds the figure stipulated in the Labour Statute.
•Death or disability of the senior manager.
To cover this incentive, each year the Company makes contributions to a group savings insurance policy under which the Company is both policyholder and beneficiary. The contributions are quantified on the basis of a certain percentage of each senior manager’s total monetary remuneration. Contributions made in 2025 amounted to EUR 2,432 thousand (EUR 2,391 thousand in 2024), of which EUR 642 thousand relates to the executive director (EUR 582 thousand in 2024).